INCOME TAX (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Federal
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			$ (6,649,878)		$ (3,878,443)
State
Change in valuation allowance			$ 7,826,085		$ 4,472,363
LifeSci Acquisition II Corp
Federal
Deferred		$ (117,904)		$ (210)
State
Change in valuation allowance		$ 117,904		$ 210
Statutory federal income tax rate (in percent)	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in valuation allowance (in percent)	(21.00%)	(21.00%)
Income tax provision (in Percent)	(0.00%)	(0.00%)